STOCK-BASED COMPENSATION (Details Narrative) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 07, 2022	Aug. 12, 2019	Jul. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Feb. 10, 2023	May 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance				129,874,777		41,380,368	129,874,777	41,380,368	108,549,014		40,200,160
Total compensation									$ 2,467		$ 734
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				4,434,916		622,491	4,434,916	622,491	4,924,914	[1]	12,207	[1]
Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation									$ 155		$ 252
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation									149		95
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation									654		156
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation									$ 1,509		231
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation				$ 954		$ 431	$ 5,441	$ 719			$ 734
Restricted stock units, Unvested	180,000			208,000			208,000		180,000				461,998
Restricted stock units, value	$ 2,520						$ 3,464
Restricted Stock Units Unvested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, Unvested				28,000			28,000
Restricted stock units, value							$ 105
Restricted Stock Units Vested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, value							$ 7
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in public offering (ATM), net of costs, shares					73,500		10,000,000		1,498,301
2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of plan		10 years
Maximum number of common shares reserved for grants		3,000,000
2021 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of plan			10 years
Maximum number of common shares reserved for grants			1,000,000											2,000,000
2022 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance									2,785,950
2022 Stock Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued in public offering (ATM), net of costs, shares									2,464,400		1,500,000
Outstanding shares percentage											1.00%
Two Thousand Twenty Two Equity Incentive And Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unissued authorized and available for future awards				4,434,916			4,434,916

[1]	Refer to Stock Incentive Plan amendment at Note 14